27. Benefit plans (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Benefit Plans
Non-current	$ 523,918	$ 592,165
Current	51,119	49,770
Total benefit plans	$ 575,037	$ 641,935	$ 805,970